Accounts Receivable, Net - Schedule of Presents Movement in the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Presents Movement in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 4,622	$ 4,201	$ 4,519
Additions	613	967	668
Reversal	(394)	(534)	(806)
Written off	(278)		(142)
Exchange difference	33	(12)	(38)
Balance at end of the year	$ 4,596	$ 4,622	$ 4,201